Revenue - Revenue by continent (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disaggregation of revenue
Revenue	$ 489,017,593	$ 174,094,786
Europe
Disaggregation of revenue
Revenue	267,995,906	92,258,864
Asia
Disaggregation of revenue
Revenue	185,857,250	64,445,219
North America
Disaggregation of revenue
Revenue	34,531,947	13,625,121
South America
Disaggregation of revenue
Revenue	$ 632,490	$ 3,765,582